Document And Entity Information	Aug. 18, 2021
Document Information [Line Items]
Entity, Registrant Name	GB Sciences, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 18, 2021
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-55462
Entity, Tax Identification Number	59-3733133
Entity, Address, Address Line One	3550 W. Teco Avenue
Entity, Address, City or Town	Las Vegas
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89118
City Area Code	866
Local Phone Number	721-0297
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001165320